UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑21957
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Skyhawk Funds Trust
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(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
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(Address of principal executive offices) (Zip code)

Gregory B. Getts
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
(Name and address of agent for service)

(901) 202‑5030
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: DECEMBER 31, 2008
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Item 1. Schedule of Investments.

SKYHAWK SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2008
(UNAUDITED)

Shares		Value

COMMON STOCKS‑97.4% (A)

Aerospace & Defense‑1.9%
8,590	Esterline Technologies Corp.*	$325,475

Airlines‑3.9%
12,305	Alaska Air Group, Inc.*	359,921
48,358	Hawaiian Holdings, Inc.*	308,524
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		668,445

Biotechnology‑5.3%
14,753	Martek Biosciences Corp.	447,164
11,568	OSI Pharmaceuticals, Inc.*	451,730
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		898,894

Chemicals‑2.0%
20,631	Terra Industries Inc.	343,919

Commercial Banks‑4.6%
14,513	FirstMerit Corp.	298,822
4,783	IBERIABANK Corp.	229,584
9,851	SVB Financial Group*	258,392
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		786,798

Commercial Services & Supplies‑1.6%
13,725	G & K Services, Inc.	277,519

Diversified Consumer Services‑1.9%
19,592	Hillenbrand, Inc.	326,795

Electrical Equipment‑3.7%
10,337	Regal‑Beloit Corp.	392,703
9,814	Thomas & Betts Corp.*	235,732
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		628,435

Food & Staples Retailing‑2.4%
11,832	BJ's Wholesale Club, Inc.*	405,364

Food Products‑2.4%
6,909	Ralcorp Holdings, Inc.*	403,486

Gas Utilities‑1.7%
8,851	WGL Holdings Inc.	289,339

Health Care Equipment & Supplies‑2.9%
8,842	Edwards Lifesciences Corp.*	485,868

Health Care Providers & Services‑5.6%
10,692	AmSurg Corp.*	249,551
19,573	Centene Corp.*	385,784
14,051	LifePoint Hospitals, Inc.*	320,925
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		956,260

Household Durables‑4.4%
20,194	Helen of Troy Ltd.*	350,568
891	NVR, Inc.*	406,519
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		757,087

Insurance‑12.0%
9,030	Allied World Assurance Company
	Holdings, Ltd.	366,618
15,066	American Physicians Capital, Inc.	724,675
24,152	Amerisafe Inc.*	495,840
15,074	Endurance Specialty Holdings Ltd.	460,209
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		2,047,342

IT Services‑5.3%
5,869	ManTech International Corp.*	318,041
26,527	Perot Systems Corp.*	362,624
22,852	TNS Inc.*	214,580
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		895,245

Machinery‑1.9%
14,075	Gardner Denver Inc.*	328,510

Multi‑Utilities‑2.6%
18,734	NorthWestern Corp.	439,687

Multiline Retail‑1.8%
20,938	Big Lots, Inc.*	303,392

Oil, Gas & Consumable Fuels‑2.8%
8,733	Stone Energy Corp.*	96,238
51,235	VAALCO Energy, Inc.*	381,188
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		477,426

Pharmaceuticals‑4.5%
36,085	Questcor Pharmaceuticals, Inc.*	335,951
33,620	ViroPharma Inc.*	437,733
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		773,684

Professional Services‑2.1%
7,168	Heidrick & Struggles International, Inc.	154,399
27,829	MPS Group, Inc.*	209,552
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		363,951

Real Estate Investment Trusts‑3.8%
22,246	Anworth Mortgage Asset Corp.	143,042
14,992	LTC Properties, Inc.	304,038
33,055	Sunstone Hotel Investors, Inc.	204,610
	‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		651,690

Road & Rail‑2.4%
13,524	Arkansas Best Corp.	407,208

Semiconductors & Semiconductor Equipment‑3.9%
33,032	Semtech Corp.*	372,270
54,359	Skyworks Solutions, Inc.*	301,149
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		673,419

Software‑4.2%
20,085	Manhattan Associates, Inc.*	317,544
15,752	Sybase, Inc.*	390,177
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		707,721

Specialty Retail‑1.1%
7,395	Gymboree Corp.*	192,936

Textiles, Apparel & Luxury Goods‑2.2%
17,885	Wolverine World Wide, Inc.	376,300

Wireless Telecommunication Services‑2.5%
34,973	Syniverse Holdings Inc.*	417,578

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	Total common stocks (cost $20,893,874)	16,609,773

CASH EQUIVALENT‑0.1% (A)
Mutual Fund‑0.1%
26,152	Fidelity Institutional Money Market Government
	Portfolio‑Class 1, 0.96% (B)	26,152
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	Total cash equivalent (cost $26,152)	26,152
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	Total investments‑97.5%
	(cost $20,920,026)	16,635,925

	Cash and receivables, less
	liabilities‑2.5% (A)	421,558
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	TOTAL NET ASSETS‑100.0%	$17,057,483
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*	Non‑income producing security.
(A)	Percentages for the various classifications relate to net assets.
(B)	Variable rate security: the coupon rate represents the rate at December 31, 2008.

As of December 31, 2008 investment cost for federal tax purposes was $20,947,331 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$654,566
Aggregate gross unrealized depreciation	(4,965,972)
Net unrealized depreciation	($4,311,406)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Skyhawk Funds Trust
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By (Signature and Title) /s/ Eric F. Crigler
                                     ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                     Eric F. Crigler, President

Date 2-18-09
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric F. Crigler
                                     ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                     Eric F. Crigler, President

Date 2-18-09
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By (Signature and Title) /s/ Eric F. Crigler
                                     ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                     Eric F. Crigler, Treasurer

Date 2-18-09
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